Supplement dated August 18, 2026, to the Updating Summary Prospectus and Prospectus

dated May 1, 2026, for Schwab Advisor Choice and Schwab OneSource Choice Variable Annuity contracts issued by Empower Annuity Insurance Company of America

Variable Annuity-1 Series Account

Supplement dated August 18, 2026, to the Updating Summary Prospectus and Prospectus

dated May 1, 2026, for Schwab Advisor Choice and Schwab OneSource Choice Variable Annuity contracts issued by Empower Life & Annuity Insurance Company of New York

Variable Annuity-1 Series Account of New York

This Supplement amends certain information in your variable annuity contract prospectus and updating summary prospectus (collectively, the “Prospectus”). Please read this Supplement carefully and keep it with your Prospectus for future reference. You may obtain a current prospectus by visiting www.protective.com/productprospectus or by calling 1-800-838-0650.

The Sub-Adviser The Putnam Advisory Company, LLC in the "APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT" section of the Prospectus is hereby deleted and replaced with Templeton Asset Management Ltd. for the following funds:

•	Putnam VT Global Asset Allocation Fund
•	Putnam VT Global Health Care Fund
•	Putnam VT International Equity Fund
•	Putnam VT International Value Fund

If you have any questions regarding this Supplement, please contact your investment professional or us toll free at

1-800-838-0650. Please keep this Supplement for future reference.